Audited Consolidated Balance Sheet as of December 31, 2020 and Unaudited Interim Condensed Consolidated Balance Sheet as of June 30, 2021 - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 51,306	$ 109,537
Short-term investments	25,000	0
Advances to suppliers	2,255	3,505
Prepaid expenses and other current assets	1,281	358
Total current assets	79,842	113,400
Noncurrent assets:
Property and equipment, net	169	184
Operating lease right-of-use assets	1,127	2,174
Other noncurrent assets	1,396	1,280
Total noncurrent assets	2,692	3,638
Total assets	82,534	117,038
Current liabilities:
Accounts payable	2,153	2,216
Accrued expenses	7,212	5,607
Current portion of operating lease liabilities	486	787
Deferred revenue	1,350	1,350
Long-term loans, current portion	2,184	0
Other current liabilities	3,186	3,806
Total current liabilities	16,571	13,766
Noncurrent liabilities:
Long-term loans, noncurrent portion	0	2,167
Operating lease liabilities	578	1,359
Deferred revenue	7,249	7,925
Other noncurrent liabilities	341	0
Total noncurrent liabilities	8,168	11,451
Total liabilities	24,739	25,217
Commitments and contingencies
Mezzanine equity
Contingently redeemable noncontrolling interests	5,258	5,196
Equity
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 39,141,913 and 39,115,208 shares issued and outstanding as of December 31, 2020 and June 30, 2021, respectively)	4	4
Additional paid-in capital	369,784	366,451
Accumulated deficit	(314,114)	(277,818)
Accumulated other comprehensive loss	(366)	(297)
Total BeyondSpring Inc.’s shareholders’ equity	55,308	88,340
Noncontrolling interests	(2,771)	(1,715)
Total equity	52,537	86,625
Total liabilities, mezzanine equity and equity	$ 82,534	$ 117,038